Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

(3) Segment information

EVT Execute and EVT Innovate were identified by the Management Board as operating segments. EVT Execute includes mainly fee-for-service and FTE-rate arrangements where our customers own the intellectual property, whereas EVT Innovate comprises of internal R&D activities as well as services and partnerships that originate from these R&D activities where we typically own or co-own intellectual property with our strategic partners. The responsibility for EVT Execute was allocated to the COO, Dr. Craig Johnstone, while the responsibility for EVT Innovate was allocated to the Chief Scientific Officer (CSO), Dr. Cord Dohrmann. Management does not allocate assets and liabilities to segments. The assessment of the individual operating segments is based on revenues and adjusted EBITDA. Intersegment revenues are valued on an arms-length principle. Adjusted EBITDA is calculated excluding non-operating income (expenses) and excluding the adjustments shown in the reconciliation below. Expenses and income below operating profit are not included in the segment result.

Management had previously excluded recharges from the segments; however, in 2021, management changed its presentation of segment information to include recharges in the segments and the amounts of segment revenues and costs of revenues below were restated accordingly. As a result, revenues from recharges, previously shown in the column “Transition” and not allocated to the segments, are allocated to the segments EVT Execute and EVT Innovate in 2020.

The segment information for the financial year 2022 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute 1)	Innovate	eliminations	Group
Revenues	735,635	204,730	(188,917)	751,448
Operating income (loss)	32,523	(11,673)	—	20,850

1) Included in the revenues for EVT Execute are revenues from contributions in the year 2022 in the amount of k€ 10,551.

The segment information for the financial year 2021 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute1)	Innovate	eliminations	Group
Revenues	610,168	146,982	(139,116)	618,034
Operating income (loss)	63,109	(22,113)	—	40,996

1) Included in the revenues for EVT Execute are revenues from contributions in the year 2021 in the amount of k€ 8,565.

The segment information for the financial year 2020 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute1)	Innovate	eliminations	Group
Revenues	509,870	106,830	(115,776)	500,924
Operating income (loss)	77,362	(28,806)	—	48,556

1) Included in the revenues for EVT Execute are revenues from contributions in the year 2020 in the amount of k€ 4,648

Non-current assets categorized by the location of the companies as of 31 December can be analyzed as follows:

Non-current Assets

	2022	2021
	k€	k€
United States	231,439	209,508
United Kingdom	211,115	196,543
Italy	227,113	188,858
France	205,749	129,178
Germany	160,970	105,283
Switzerland	—	14,089
Austria	3,914	2,697
Canada	1,906	1,913
	1,042,206	848,069